Research and Development and Software (Details Textual) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Software [Member]	Dec. 31, 2012 Software [Member]
Research and Development and Software (Textual)
Accumulated capitalized cost			$ 1,011,068
Software amortization expense			64,137	0
Asset Impairment Charges	$ 946,931		$ 946,931